Restructuring and other non-recurring costs (Tables)	12 Months Ended
Jun. 30, 2024
Restructuring And Other Non-recurring Costs
Schedule of restructuring expenses

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Corporate restructuring - professional fees	-	200	194
Corporate restructuring - litigation provision	-	-	(128)
Fiscal refunds provision	1,389	1,768	-
Remediation	-	(361)	382
Acquisition related and other costs	3	55	-
Total	1,392	1,662	448